Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of Aggregate Right of Use Assets and Related Lease Liabilities

	December 31, 2023	December 31, 2024
	RMB	RMB
Operating lease right-of-use assets	10,249	5,653
Short-term operating lease liabilities	(3,951)	(3,037)
Long-term operating lease liabilities	(5,398)	(2,137)
Total operating leased liabilities	(9,349)	(5,174)

Weighted Average Lease Term and Weighted Average Discount Rate

The weighted average lease term and weighted average discount rate as of December 31, 2023 and 2024 were as follows:

	December 31, 2023	December 31, 2024
	RMB	RMB
Weighted average lease term:
Operating leases	3.02	1.96
Weighted average discount rate:
Operating leases	3.91%	3.43%

Schedule of Lease Expenses

The components of lease expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	9,013	8,880	5,599
Cost of other leases with period less than one year	1,949	1,194	3,340
Total	10,962	10,074	8,939

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	5,065	8,984	5,138
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	8,787	5,602	6,843
Right-of-use assets released due to termination of lease contracts	(2,813)	(1,666)	(6,179)

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities at December 31, 2024:

December 31, 2024
RMB
2025	2,861
2026	1,927
2027	573
Total remaining undiscounted lease payments	5,361
Less: interest	(187)
Total present value of operating lease liabilities	5,174
Less: short-term operating lease liabilities	(3,037)
Long-term operating lease liabilities	2,137